REGULATORY MATTERS Changes in Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue Accruals and Deferrals
Net regulatory liability, beginning balance	$ (35)	$ (1)
Net refund of 2015 revenue deferrals and accruals, including accrued interest	(5)	(15)
Net revenue deferral for the year ended December 31, 2017	8	(17)
Net accrued interest payable for the year ended December 31, 2017	1	(2)
Net regulatory liability	$ (21)	$ (35)